UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-4337

EAGLE CASH TRUST

(Formerly: Heritage Cash Trust)

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

STEPHEN G. HILL, PRESIDENT
880 Carillon Parkway
St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

FRANCINE J. ROSENBERGER, ESQ.

K&L Gates LLP
1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: August 31
Date of reporting period: May 31, 2009

Item 1. Schedule of Investments

Eagle Cash Trust -- Money Market Fund
Investment Portfolio
May 31, 2009
(unaudited)

	Principal
	amount		% of net
Commercial paper - 66.7%	(in thousands)	Value	assets
Domestic - 47.6%
Banks - 8.7%
Bank of America Corporation, 0.21%, 06/09/09	$ 20,000	$ 19,999,067	0.4%
Bank of America Corporation, 0.23%, 06/24/09, TLGP	40,000	39,994,122	0.9%
Bank of America Corporation, 0.30%, 06/26/09, TLGP	60,000	59,987,500	1.3%
Bank of America Corporation, 0.21%, 06/29/09, TLGP	30,000	29,995,100	0.7%
J.P. Morgan Chase & Company, Inc., 0.25%, 06/02/09 (a)	22,000	21,999,847	0.5%
J.P. Morgan Chase & Company, Inc., 0.25%, 06/05/09	50,000	49,998,611	1.1%
J.P. Morgan Chase & Company, Inc., 0.25%, 06/19/09 (a)	48,000	47,994,000	1.1%
J.P. Morgan Chase & Company, Inc., 0.27%, 07/27/09 (a)	30,000	29,987,400	0.7%
State Street Corporation, 0.22%, 06/15/09	60,000	59,994,867	1.3%
State Street Corporation, 0.22%, 06/25/09	30,000	29,995,600	0.7%
Beverages - 1.8%
The Coca-Cola Company, 0.22%, 06/05/09 (a)	35,000	34,999,144	0.8%
The Coca-Cola Company, 0.20%, 07/13/09 (a)	46,000	45,989,267	1.0%
Chemicals - 0.4%
E.I. du Pont de Nemours and Company, 0.19%, 06/05/09 (a)	20,000	19,999,578	0.4%
Cosmetics/Personal care - 3.8%
Colgate-Palmolive Company, 0.16%, 06/26/09 (a)	33,690	33,686,257	0.7%
Kimberly-Clark Worldwide, 0.19%, 06/22/09 (a)	23,500	23,497,395	0.5%
Procter & Gamble International Funding, 0.20%, 06/10/09 (a)	15,000	14,999,250	0.3%
Procter & Gamble International Funding, 0.16%, 06/11/09 (a)	30,000	29,998,667	0.7%
Procter & Gamble International Funding, 0.16%, 06/12/09 (a)	20,000	19,999,022	0.4%
Procter & Gamble International Funding, 0.16%, 07/02/09 (a)	25,000	24,996,556	0.5%
Procter & Gamble International Funding, 0.17%, 07/08/09 (a)	30,000	29,994,758	0.7%
Diversified manufacturer - 4.4%
General Electric Capital Corporation, 0.24%, 06/12/09, TLGP	50,000	49,996,333	1.1%
General Electric Capital Corporation, 0.23%, 07/24/09, TLGP	34,000	33,988,487	0.7%
General Electric Capital Corporation, 0.25%, 08/06/09, TLGP	50,000	49,977,083	1.1%
General Electric Capital Corporation, 0.25%, 08/07/09, TLGP	36,000	35,983,250	0.8%
General Electric Capital Corporation, 0.23%, 08/20/09, TLGP	30,000	29,984,667	0.7%
Electronic components & equipment - 2.0%
Emerson Electric Company, 0.18%, 06/24/09 (a)	35,000	34,995,975	0.8%
Emerson Electric Company, 0.19%, 06/29/09 (a)	30,000	29,995,567	0.7%
Emerson Electric Company, 0.20%, 06/29/09 (a)	21,768	21,764,614	0.5%
Financial services - 3.3%
Citigroup Funding Inc., 0.23%, 06/02/09, TLGP	50,000	49,999,681	1.1%
Citigroup Funding Inc., 0.20%, 06/26/09, TLGP	50,000	49,993,056	1.1%
Citigroup Funding Inc., 0.23%, 07/09/09, TLGP	50,000	49,987,861	1.1%
Healthcare products - 3.5%
Johnson & Johnson, 0.16%, 06/12/09 (a)	58,680	58,677,131	1.3%
Johnson & Johnson, 0.18%, 06/12/09 (a)	82,880	82,875,442	1.8%
Johnson & Johnson, 0.17%, 07/10/09 (a)	20,000	19,996,317	0.4%
Oil & gas - 6.0%
Chevron Funding Corporation, 0.23%, 06/03/09	50,000	49,999,361	1.1%
Chevron Funding Corporation, 0.22%, 06/23/09	100,000	99,986,556	2.2%
Chevron Funding Corporation, 0.22%, 06/30/09	50,000	49,991,139	1.1%
Shell International Finance BV, 0.15%, 06/03/09 (a)	30,000	29,999,750	0.7%
Shell International Finance BV, 0.18%, 06/11/09 (a)	40,000	39,998,000	0.9%
Pharmaceuticals - 13.0%
Abbott Laboratories, 0.20%, 06/05/09 (a)	40,000	39,999,111	0.9%
Abbott Laboratories, 0.20%, 06/18/09 (a)	47,200	47,195,542	1.0%
Abbott Laboratories, 0.19%, 06/24/09 (a)	62,036	62,028,470	1.4%
Abbott Laboratories, 0.17%, 07/01/09 (a)	30,764	30,759,642	0.7%
Abbott Laboratories, 0.17%, 07/21/09 (a)	17,610	17,605,842	0.4%
Eli Lilly & Company, 0.16%, 07/01/09 (a)	25,000	24,996,667	0.5%
Merck & Company, Inc., 0.23%, 06/15/09	20,000	19,998,211	0.4%
Merck & Company, Inc., 0.20%, 06/22/09	19,710	19,707,701	0.4%
Merck & Company, Inc., 0.20%, 06/25/09	50,000	49,993,333	1.1%
Merck & Company, Inc., 0.20%, 07/20/09	25,790	25,782,979	0.6%
Merck & Company, Inc., 0.22%, 07/20/09	14,500	14,495,658	0.3%
Merck & Company, Inc., 0.19%, 07/21/09	50,000	49,986,806	1.1%
Merck & Company, Inc., 0.20%, 07/21/09	20,000	19,994,444	0.4%
Pfizer Investment Capital Ltd., 0.17%, 06/10/09 (a)	30,000	29,998,725	0.7%
Pfizer Investment Capital Ltd., 0.18%, 06/16/09 (a)	50,000	49,996,250	1.1%
Pfizer Investment Capital Ltd., 0.19%, 07/08/09 (a)	75,000	74,985,350	1.6%
Pfizer Investment Capital Ltd., 0.17%, 08/05/09 (a)	18,400	18,394,352	0.4%
Retail - 0.7%
Wal-Mart Stores Inc., 0.16%, 06/16/09 (a)	30,000	29,998,000	0.7%
Total domestic commercial paper (cost $2,162,213,361)		2,162,213,361	47.6%
Foreign - 19.1% (b)
Banks - 10.3%
Deutsche Bank Financial Inc., 0.20%, 06/01/09	40,000	40,000,000	0.9%
Deutsche Bank Financial Inc., 0.19%, 06/02/09	30,000	29,999,842	0.7%
KFW International Finance, 0.22%, 06/04/09 (a)	40,000	39,999,267	0.9%
KFW International Finance, 0.22%, 06/05/09 (a)	48,000	47,998,827	1.0%
KFW International Finance, 0.21%, 06/22/09	25,000	24,996,938	0.5%
KFW International Finance, 0.22%, 06/23/09 (a)	23,000	22,996,908	0.5%
KFW International Finance, 0.17%, 06/26/09 (a)	50,000	49,994,097	1.1%
KFW International Finance, 0.18%, 07/08/09 (a)	14,000	13,997,410	0.3%
Rabobank USA Financial Corporation, 0.17%, 06/02/09	30,000	29,999,858	0.7%
Rabobank USA Financial Corporation, 0.17%, 06/09/09	40,000	39,998,489	0.9%
Societe Generale North America, 0.21%, 06/01/09	40,000	40,000,000	0.9%
Societe Generale North America, 0.25%, 06/04/09	25,000	24,999,479	0.5%
Societe Generale North America, 0.26%, 06/10/09	30,000	29,998,050	0.7%
Societe Generale North America, 0.24%, 06/16/09	30,000	29,997,000	0.7%
Financial services - 4.3%
Siemens Capital Corporation, 0.16%, 06/03/09 (a)	17,944	17,943,841	0.4%
Siemens Capital Corporation, 0.18%, 06/03/09 (a)	30,000	29,999,700	0.7%
Siemens Capital Corporation, 0.17%, 06/11/09 (a)	30,000	29,998,583	0.7%
Siemens Capital Corporation, 0.18%, 06/26/09 (a)	30,000	29,996,250	0.7%
Siemens Capital Corporation, 0.20%, 07/09/09 (a)	21,056	21,051,555	0.4%
Toyota Motor Credit Corporation, 0.21%, 06/01/09	30,000	30,000,000	0.7%
Toyota Motor Credit Corporation, 0.23%, 06/08/09	30,000	29,998,658	0.7%
Food - 2.7%
Nestle Capital Corporation, 0.15%, 06/22/09 (a)	19,438	19,436,299	0.4%
Nestle Capital Corporation, 0.16%, 06/22/09 (a)	25,000	24,997,667	0.5%
Nestle Capital Corporation, 0.19%, 07/06/09 (a)	24,088	24,083,550	0.5%
Nestle Capital Corporation, 0.20%, 07/06/09 (a)	39,062	39,054,405	0.9%
Unilever Capital Corporation, 0.21%, 06/15/09 (a)	19,270	19,268,426	0.4%
Pharmaceuticals - 1.8%
Novartis Finance Corporation, 0.16%, 06/02/09 (a)	60,000	59,999,733	1.3%
Novartis Finance Corporation, 0.17%, 06/02/09 (a)	24,000	23,999,887	0.5%
Total foreign commercial paper (cost $864,804,719)		864,804,719	19.1%
Total commercial paper (cost $3,027,018,080)		3,027,018,080	66.7%
U.S. Government-sponsored enterprise obligations - 18.2%
Fannie Mae, 0.20%, 06/01/09	50,000	50,000,000	1.1%
Fannie Mae, 0.30%, 06/10/09	40,000	39,997,000	0.9%
Fannie Mae, 0.17%, 06/19/09	23,000	22,998,045	0.5%
Fannie Mae, 0.36%, 06/22/09	40,000	39,991,600	0.9%
Fannie Mae, 0.22%, 07/01/09	40,000	39,992,667	0.9%
Fannie Mae, 0.18%, 07/06/09	35,000	34,993,875	0.8%
Fannie Mae, 0.15%, 07/22/09	38,000	37,991,925	0.8%
Freddie Mac, 0.17%, 06/04/09	8,000	7,999,887	0.2%
Freddie Mac, 0.21%, 06/08/09	30,000	29,998,775	0.7%
Freddie Mac, 0.23%, 06/08/09	40,000	39,998,211	0.9%
Freddie Mac, 0.22%, 06/09/09	30,000	29,998,533	0.7%
Freddie Mac, 0.20%, 06/15/09	19,495	19,493,484	0.4%
Freddie Mac, 0.20%, 06/22/09	23,000	22,997,317	0.5%
Freddie Mac, 0.21%, 06/29/09	26,500	26,495,672	0.6%
Freddie Mac, 0.17%, 06/30/09	40,000	39,994,522	0.9%
Freddie Mac, 0.20%, 06/30/09	40,000	39,993,556	0.9%
Freddie Mac, 0.19%, 07/06/09	16,100	16,097,026	0.3%
Freddie Mac, 0.15%, 07/20/09	62,600	62,587,219	1.4%
Freddie Mac, 0.18%, 07/27/09	16,614	16,609,348	0.3%
Freddie Mac, 0.19%, 07/27/09	105,000	104,968,967	2.3%
Freddie Mac, 0.19%, 07/28/09	27,400	27,391,757	0.6%
Freddie Mac, 0.18%, 08/17/09	30,000	29,988,450	0.7%
Freddie Mac, 0.21%, 09/21/09	25,000	24,983,667	0.5%
Freddie Mac, 0.23%, 09/28/09	21,000	20,984,034	0.4%
Total U.S. Government-sponsored enterprise
obligations (cost $826,545,537)		826,545,537	18.2%
U.S. Treasuries - 12.2%
United States Treasury Bill, 0.18%, 06/04/09	50,000	49,999,250	1.1%
United States Treasury Bill, 0.20%, 06/04/09	50,000	49,999,167	1.1%
United States Treasury Bill, 0.21%, 06/04/09	75,000	74,998,688	1.6%
United States Treasury Bill, 0.19%, 06/11/09	50,000	49,997,361	1.1%
United States Treasury Bill, 0.20%, 06/11/09	100,000	99,994,444	2.2%
United States Treasury Bill, 0.25%, 07/02/09	50,000	49,989,236	1.1%
United States Treasury Bill, 0.17%, 07/23/09	40,000	39,990,178	0.9%
United States Treasury Bill, 0.17%, 07/30/09	50,000	49,986,069	1.1%
United States Treasury Bill, 0.17%, 08/06/09	40,000	39,987,533	0.9%
United States Treasury Bill, 0.18%, 08/13/09	50,000	49,981,750	1.1%
Total U.S. Treasuries (cost $554,923,676)		554,923,676	12.2%
Total investment portfolio excluding
repurchase agreement (cost $4,408,487,293)		4,408,487,293	97.1%
Repurchase agreements - 3.3%
Tri-Party repurchase agreement with The Bank
of New York Mellon dated May 29, 2009 @
0.18% to be repurchased at $150,002,250 on
June 1, 2009, collateralized by $189,843,762
Ginnie Mae II SF pool # 004246 M due
September 20, 2038, (market value
$153,000,001 including interest)
(cost $150,000,000)		150,000,000	3.30%

Repurchase agreement with Fixed Income
Clearing Corporation, dated May 29, 2009 @
0.07% to be repurchased at $1,273,007 on
June 1, 2009, collateralized by
$935,000 United States Treasury Bonds,
8.875% due August 15, 2017,
(market value $1,326,621 including interest)
(cost $1,273,000)		1,273,000	0.00%
Total investment portfolio (cost $4,559,760,293) (c)		4,559,760,293	100.4%
Other assets and liabilities, net,		(19,288,022)	-0.4%
Net assets		$ 4,540,472,271	100.0%

(a) Security exempt from registration under Section 4(2) of the
Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other
"accredited investors." At November 30, 2008, the aggregate value of these securities was $1,637,218,293 or 36.1% of the net assets of the fund. (b) U.S. dollar denominated. (c) The aggregate identified cost for federal income tax purposes is the same.

TLGP - Issued under the Temporary Liquidity Guarantee Program. Under this program, the Federal Deposit Insurance Corporation ("FDIC") guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

Eagle Cash Trust -- Municipal Money Market Fund
Investment Portfolio
May 31, 2009
(unaudited)

	Principal
	amount		% of net
Notes, bonds & variable rate demand notes - 92.4% (a)	(in thousands)	Value	assets
Alabama - 0.2%
Infirmary Health System Special Care Facilities Financing Authority, 0.30%, Hospital Revenue Bond, Gulf Health Hospitals Inc. Project, Series 06A, 06/03/09, LOC: Bank of Nova Scotia (b)	$ 1,500	$ 1,500,000	0.1%
Pell City Special Care Facilities, 0.34%, Hospital Revenue Bond, Noland Health Services Inc. Project, Series A, 06/04/09, LOC: U.S. Bank, N.A. (b)	2,350	2,350,000	0.1%
Alaska - 3.2%
Valdez, 0.13%, IDRB, BP Amoco Inc. Project, Series 03B, 06/01/09 (b)	26,550	26,550,000	1.6%
Valdez, 0.13%, IDRB, BP Amoco Inc. Project, Series 03C, 06/01/09 (b)	26,700	26,700,000	1.6%
Arizona - 1.0%
Arizona Health Facilities Authority, 0.31%, Hospital Revenue Bond, Banner Health Project, Series C, 06/03/09, LOC: Scotia Bank (b)	6,870	6,870,000	0.4%
Scottsdale Industrial Development Authority, 0.35%, EFRB, Notre Dame Prep School Project, Series 01A, 06/04/09, LOC: Bank One, N.A. (b)	4,220	4,220,000	0.3%
Yavapai County Industrial Development Authority, 0.32%, Hospital Revenue Bond, Northern Arizona Healthcare Project, Series B, 06/04/09, LOC: Banco Bilbao Vizcaya (b)	2,200	2,200,000	0.1%
Yavapai County Industrial Development Authority, 0.34%, Hospital Revenue Bond, Yavapai Regional Medical Center Project, Series A, 06/04/09, LOC: UBS AG (b)	3,800	3,800,000	0.2%
California - 2.8%
Abag Finance Authority for Nonprofit Corporations, 0.15%, Marin Country Day School Project, 06/04/09, LOC: U.S. Bank, N.A. (b)	1,115	1,115,000	0.1%
California Statewide Communities Development Authority, 0.07%, IDRB, Los Angeles County Museum of Art Project, Series A, 06/03/09, LOC: Wells Fargo Bank, N.A. (b)	14,000	14,000,000	0.9%
California Statewide Communities Development Authority, 0.13%, MFHRB, Foxwood Apartments Project, Series J, 06/04/09, LOC: Wells Fargo Bank, N.A. (b)	2,875	2,875,000	0.2%
San Diego, 0.05%, San Diego Foundation Project, 06/04/09, LOC: U.S. Bank, N.A. (b)	5	5,000	0.0%
State Department of Water Resources, 0.45%, Series B-4, 06/01/09, LOC: Bayerische Landesbank (b)	26,050	26,050,000	1.6%
Colorado - 5.4%
Aurora, 0.23%, Hospital Revenue Bond, The Children's Hospital Project, Series C, 06/04/09, LOC: Wells Fargo Bank, N.A. (b)	5,190	5,190,000	0.3%
Broomfield Urban Renewal Authority, 0.34%, IDRB, Series 05, 06/04/09, LOC: BNP Paribas (b)	4,100	4,100,000	0.3%
Colorado Educational & Cultural Facilities Authority, 0.30%, EFRB, National Jewish Federation Project, Series B-2, 06/01/09, LOC: TD Bank, N.A. (b)	10,300	10,300,000	0.6%
Colorado Educational & Cultural Facilities Authority, 0.30%, EFRB, National Jewish Federation Project, Series B-3, 06/01/09, LOC: TD Bank, N.A. (b)	8,880	8,880,000	0.5%
Colorado Educational & Cultural Facilities Authority, 0.30%, EFRB, National Jewish Federation Project, Series B-4, 06/01/09, LOC: TD Bank, N.A. (b)	10,000	10,000,000	0.6%
Colorado Educational & Cultural Facilities Authority, 0.30%, EFRB, National Jewish Federation Project, Series C-1, 06/01/09, LOC: U.S. Bank, N.A. (b)	4,165	4,165,000	0.3%
Colorado Educational & Cultural Facilities Authority, 0.30%, EFRB, National Jewish Federation Project, Series F-1, 06/01/09, LOC: Northern Trust Company (b)	10,070	10,070,000	0.6%
Colorado Educational & Cultural Facilities Authority, 0.32%, Higher Education Bond, Northwest University Project, Series 07, 06/04/09, LOC: Bank of America, N.A. (b)	4,900	4,900,000	0.3%
Colorado Educational & Cultural Facilities Authority, 0.30%, National Jewish Federation Project, Series 07C-5, 06/01/09, LOC: U.S. Bank, N.A. (b)	2,400	2,400,000	0.1%
Colorado Educational & Cultural Facilities Authority, 0.30%, National Jewish Federation Project, Series D-1, 06/01/09, LOC: J.P. Morgan Chase Bank (b)	3,600	3,600,000	0.2%
Colorado Educational & Cultural Facilities Authority, 0.30%, National Jewish Federation Project, Series D-2, 06/01/09, LOC: J.P. Morgan Chase Bank (b)	5,500	5,500,000	0.3%
Colorado Health Facilities Authority, 0.25%, Hospital Revenue Bond, Exempla Inc. Project, Series 02B, 06/04/09, LOC: U.S. Bank, N.A. (b)	2,235	2,235,000	0.1%
Colorado Health Facilities Authority, 0.30%, Hospital Revenue Bond, National Jewish Medical & Research Center Project, 06/04/09, LOC: J.P. Morgan Chase Bank (b)	10,300	10,300,000	0.6%
Denver Urban Renewal Authority, 0.34%, IDRB, Stapleton Project, Series A-1, 06/04/09, LOC: U.S. Bank, N.A. (b)	4,000	4,000,000	0.2%
Denver Urban Renewal Authority, 0.34%, IDRB, Stapleton Project, Series 08A-2, 06/04/09, LOC: U.S. Bank, N.A. (b)	5,000	5,000,000	0.3%
Traer Creek Metropolitan District, 0.45%, Eagle County Project, Series 02, 06/03/09, LOC: BNP Paribas (b)	2,300	2,300,000	0.1%
Connecticut - 0.5%
Connecticut Health & Educational Facility Authority, 0.15%, Higher Education Bond, Yale University Project, Series V-1, 06/01/09 (b)	200	200,000	0.0%
Connecticut Health & Educational Facility Authority, 0.15%, Higher Education Bond, Yale University Project, Series 01V-2, 06/01/09 (b)	7,600	7,600,000	0.5%
Delaware - 0.2%
Delaware River & Bay Authority, 0.07%, Transportation Revenue Bond, Series 08, 06/03/09, LOC: TD Bank, N.A. (b)	3,800	3,800,000	0.2%
District Of Columbia - 1.2%
District of Columbia, 0.35%, AARP Foundation Project, Series 04, 06/04/09, LOC: Bank of America, N.A. (b)	1,100	1,100,000	0.1%
District of Columbia, 0.27%, The Washington Center for Internships Project, 06/04/09, LOC: Branch Banking & Trust (b)	3,100	3,100,000	0.2%
District of Columbia, 0.30%, Washington Drama Society Project, Series 08, 06/04/09, LOC: J.P. Morgan Chase Bank (b)	15,000	15,000,000	0.9%
Florida - 4.0%
Dade County Industrial Development Authority, 0.30%, Dolphins Stadium Project, Series B, 06/03/09, LOC: Societe Generale (b)	1,700	1,700,000	0.1%
Florida Board of Education, 5.00%, Series 06C, 06/01/09	2,750	2,750,000	0.2%
JEA District Energy Systems, 0.35%, Series 04A, 06/04/09, LOC: State Street Bank & Trust Co. (b)	16,430	16,430,000	1.0%
Leesburg, 0.34%, Hospital Revenue Bond, The Villages Regional Hospital Project, Series B, 06/04/09, LOC: Scotia Bank (b)	6,000	6,000,000	0.4%
Marion County Industrial Development Authority, 0.35%, IDRB, Hospice of Marion County Project, 06/04/09, LOC: Wachovia Bank, N.A. (b)	8,440	8,440,000	0.5%
Palm Beach County, 0.35%, EFRB, St. Andrew's School Project, 06/04/09, LOC: Bank of America, N.A. (b)	4,500	4,500,000	0.3%
Palm Beach County, 0.53%, Henry Morrison Flagler Project, Series 03, 06/04/09, LOC: Northern Trust Company (b)	5,875	5,875,000	0.4%
Palm Beach County, 0.52%, Norton Gallery Inc. Project, 06/03/09, LOC: Bank of America, N.A. (b)	3,075	3,075,000	0.2%
Palm Beach County, 0.52%, Norton Gallery Inc. Project, 06/03/09, LOC: Northern Trust Company (b)	3,385	3,385,000	0.2%
Palm Beach County, 0.30%, Raymond F. Kravis Center Project, 06/04/09, LOC: Northern Trust Company (b)	3,500	3,500,000	0.2%
Pinellas County Health Facility Authority, 0.24%, BayCare Health System Project, Series A-1, 06/01/09, LOC: U.S. Bank, N.A. (b)	5,500	5,500,000	0.3%
Sarasota County, 0.50%, IDRB, Sarasota Military Academy Project, Series 08, 06/04/09, LOC: Wachovia Bank, N.A. (b)	2,945	2,945,000	0.2%
Georgia - 2.8%
Coweta County Residential Care for the Elderly Authority, 0.32%, Hospital Revenue Bond, Wesley Woods of Newnan-Peachtree Inc. Project, Series 05, 06/03/09, LOC: Branch Banking & Trust (b)	3,510	3,510,000	0.2%
Fulton County Residential Care for the Elderly Authority, 0.33%, Hospital Revenue Bond, First Mortgage Lenbrook Project, Series C, 06/03/09, LOC: Bank of Scotland (b)	12,995	12,995,000	0.8%
Georgia, GO, 6.75%, Series 94E, 12/01/09	5,000	5,142,563	0.3%
Georgia, GO, 7.10%, Series 95D, 09/01/09	7,900	8,019,587	0.5%
Metropolitan Atlanta Rapid Transit Authority, 0.75%, Transportation Revenue Bond, Series 00B, 06/03/09, LOC: Westdeutsche Landesbank and Bayerische Landesbank (b)	13,000	13,000,000	0.8%
Richmond County Development Authority, 0.28%, IDRB, MCG Health Inc. Project, Series 08A, 06/03/09, LOC: UBS AG (b)	3,000	3,000,000	0.2%
Idaho - 0.7%
Idaho Health Facilities Authority, 0.20%, St. Luke's Health System Project, Series 09A, 06/03/09, LOC: Wells Fargo Bank, N.A. (b)	6,000	6,000,000	0.4%
Idaho Housing & Finance Association, 0.32%, The College of Idaho Project, Series 08, 06/04/09, LOC: U.S. Bank, N.A. (b)	5,000	5,000,000	0.3%
Illinois - 8.2%
Chicago Board of Education, 0.29%, Series 09A-2, 06/04/09, LOC: Northern Trust Company (b)	3,235	3,235,000	0.2%
Chicago O'Hare International Airport, 0.15%, Subordinate Lien Revenue Bonds, Series B, 06/03/09, LOC: Societe Generale (b)	18,100	18,100,000	1.1%
Chicago Wastewater, 0.30%, Series C-3, 06/01/09, LOC: Northern Trust Company (b)	4,500	4,500,000	0.3%
Chicago Water Revenue, 0.23%, Series 04-3, 06/04/09, LOC: State Street Bank & Trust Co. (b)	3,225	3,225,000	0.2%
Hoffman Estates, 0.43%, Hoffman Estate Economic Development Project, Series 05, 06/04/09, LOC: Northern Trust Company (b)	6,800	6,800,000	0.4%
Illinois Educational Facilities Authority, 0.35%, Higher Education Bond, Elmhurst College Project, Series 03, 06/03/09, LOC: Bank One, N.A. (b)	1,600	1,600,000	0.1%
Illinois Educational Facilities Authority, 0.35%, Higher Education Bond, Saint Xavier University Project, Series A, 06/04/09, LOC: LaSalle Bank, N.A. (b)	5,350	5,350,000	0.3%
Illinois Finance Authority, 0.32%, EFRB, Francis W. Parker School Project, Series 99, 06/03/09, LOC: Harris Trust and Savings Bank and Northern Trust Company (b)	4,850	4,850,000	0.3%
Illinois Finance Authority, 0.43%, EFRB, Lake Forest Country Day School Project, Series 05, 06/03/09, LOC: Northern Trust Company (b)	3,000	3,000,000	0.2%
Illinois Finance Authority, 0.20%, Elmhurst Memorial Healthcare Project, Series 08D, 06/03/09, LOC: Northern Trust Company (b)	4,000	4,000,000	0.2%
Illinois Finance Authority, 0.34%, Higher Education Bond, Bradley University Project, Series B, 06/04/09, LOC: Northern Trust Company (b)	4,200	4,200,000	0.3%
Illinois Finance Authority, 0.25%, Hospital Revenue Bond, Carle Foundation Project, Series 09B, 06/04/09, LOC: Northern Trust Company (b)	1,875	1,875,000	0.1%
Illinois Finance Authority, 0.22%, IDRB, Chicago Symphony Orchestra Project, Series 94, 06/03/09, LOC: Northern Trust Company (b)	18,700	18,700,000	1.1%
Illinois Finance Authority, 0.20%, IDRB, Chicago Symphony Orchestra Project, Series 99, 06/03/09, LOC: Bank One, N.A. (b)	5,600	5,600,000	0.3%
Illinois Finance Authority, 0.43%, IDRB, North Shore Country Day School Project, Series 03, 06/03/09, LOC: Northern Trust Company (b)	7,200	7,200,000	0.4%
Illinois Finance Authority, 0.35%, IDRB, Uniform Law Foundation Project, Series 07, 06/04/09, LOC: LaSalle Bank, N.A. (b)	2,740	2,740,000	0.2%
Illinois Finance Authority, 0.35%, IDRB, Window to the World Communications Inc. Project, Series 00, 06/03/09, LOC: Citizens Bank (b)	1,000	1,000,000	0.1%
Illinois Finance Authority, 0.20%, Illinois Wesleyan University Project, 06/04/09, LOC: Northern Trust Company (b)	4,880	4,880,000	0.3%
Illinois Finance Authority, 0.48%, Joan W. and Irving B. Harris Theater for Music and Dance Project, Series 05, 06/03/09, LOC: Bank of America, N.A. (b)	2,000	2,000,000	0.1%
Illinois Finance Authority, 0.18%, Northwest Community Hospital Project, Series C, 06/04/09, LOC: Wells Fargo Bank, N.A. (b)	5,900	5,900,000	0.4%
Illinois Finance Authority, 0.20%, Rush University Medical Center Project, Series A, 06/04/09, LOC: Northern Trust Company (b)	3,600	3,600,000	0.2%
Illinois Finance Authority, 0.35%, Southern Illinois Healthcare Project, 06/03/09, LOC: Bank of Nova Scotia (b)	4,580	4,580,000	0.3%
Lisle, 0.35%, MFHRB, Four Lakes Phase V Project, Series 96, 06/03/09, LOC: LaSalle Bank, N.A. (b)	12,500	12,500,000	0.8%
University of Illinois, 0.35%, Higher Education Bond, UIC South Campus Project, 06/03/09, LOC: J.P. Morgan Chase Bank (b)	4,245	4,245,000	0.3%
Indiana - 3.2%
Indiana Development Finance Authority, 0.35%, Eiteljorg Museum Project, Series 04, 06/03/09, LOC: Bank One, N.A. (b)	2,000	2,000,000	0.1%
Indiana Educational Facilities Authority, 0.34%, Higher Education Bond, Earlham College Project, Series 04E, 06/04/09, LOC: U.S. Bank, N.A. (b)	4,600	4,600,000	0.3%
Indiana Educational Facilities Authority, 0.34%, Higher Education Bond, Hanover College Project, Series B, 06/04/09, LOC: Bank One, N.A. (b)	3,100	3,100,000	0.2%
Indiana Educational Facilities Authority, 0.35%, Higher Education Bond, Wesleyan University Project, Series 98A, 06/03/09, LOC: Bank One, N.A. (b)	4,640	4,640,000	0.3%
Indiana Finance Authority, 0.20%, Hospital Revenue Bond, Sisters of St. Francis Health Services, Inc. Project, Series I, 06/03/09, LOC: Wells Fargo Bank, N.A. (b)	3,600	3,600,000	0.2%
Indiana Finance Authority, 0.20%, Hospital Revenue Bond, Sisters of St. Francis Health Services, Inc. Project, Series J, 06/04/09, LOC: Wells Fargo Bank, N.A. (b)	3,500	3,500,000	0.2%
Indiana Health & Educational Facilities Financing Authority, 0.20%, Hospital Revenue Bond, Clarian Health Partners Project, Series C, 06/03/09, LOC: Branch Banking & Trust (b)	6,275	6,275,000	0.4%
Indiana Health Facility Financing Authority, 0.35%, Hospital Revenue Bond, Community Hospitals Project, Series B, 06/04/09, LOC: Bank of America, N.A. (b)	10,510	10,510,000	0.6%
Marion, 0.35%, Higher Education Bond, Wesleyan University Project, Series 06, 06/04/09, LOC: Bank of America, N.A. (b)	14,000	14,000,000	0.9%
Kansas - 0.3%
Olathe, 0.35%, Hospital Revenue Bond, Cedar Lake Village Inc. Project, Series 04, 06/04/09, LOC: Bank of America, N.A. (b)	4,840	4,840,000	0.3%
Kentucky - 0.9%
Middletown, 0.35%, EFRB, Christian Academy of Louisville Project, Series 04, 06/04/09, LOC: J.P. Morgan Chase Bank (b)	9,890	9,890,000	0.6%
Trimble County Association of Counties Leasing Trust, 0.25%, Series A, 06/01/09, LOC: U.S. Bank, N.A. (b)	5,100	5,100,000	0.3%
Louisiana - 3.9%
Louisiana, GO, 0.30%, Series 08A, 06/03/09, LOC: BNP Paribas (b)	12,000	12,000,000	0.7%
Louisiana Offshore Terminal Authority, 0.35%, Transportation Revenue Bond, Deep Water Port Refunding Loop LLC Project, Series 03B, 06/03/09, LOC: Bank One, N.A. (b)	20,600	20,600,000	1.3%
Louisiana Public Facilities Authority, 0.22%, CHRISTUS Health Project, Series D-1, 06/03/09, LOC: Bank of Nova Scotia (b)	6,500	6,500,000	0.4%
South Louisiana Port Commission, 0.45%, Transportation Revenue Bond, Occidental Petroleum Corporation Project, Series 91, 06/03/09, LOC: Bayerische Landesbank (b)	25,000	25,000,000	1.5%
Maine - 0.3%
Maine Finance Authority, 0.40%, IDRB, Jackson Laboratory Project, Series 02, 06/04/09, LOC: Bank of America, N.A. (b)	5,240	5,240,000	0.3%
Maryland - 3.1%
Maryland Economic Development Corporation, 0.35%, IDRB, Maryland Soccer Foundation Project, Series 00, 06/04/09, LOC: Bank of America, N.A. (b)	4,430	4,430,000	0.3%
Maryland, GO, 5.50%, Series B, 07/15/09	16,490	16,578,341	1.0%
Maryland Health & Higher Educational Facilities Authority, 0.13%, Higher Education Bond, Johns Hopkins University Project, Series 08B, 06/03/09 (b)	7,500	7,500,000	0.5%
Maryland Health & Higher Educational Facilities Authority, 0.25%, Higher Education Bond, University of Maryland Medical System Project, Series A, 06/04/09, LOC: Wachovia Bank, N.A. (b)	6,000	6,000,000	0.4%
Montgomery County, 0.35%, EFRB, Georgetown Preparatory School Project, Series 05, 06/04/09, LOC: Bank of America, N.A. (b)	9,210	9,210,000	0.6%
Montgomery County, 0.35%, IDRB, Institute for Genomic Research Project, 06/04/09, LOC: Bank of America, N.A. (b)	4,455	4,455,000	0.3%
Massachusetts - 4.2%
Massachusetts, GO, 0.30%, Central Artery Project, Series 00A, 06/01/09, BPA: Landesbank Baden Wurttenburg (b)	11,500	11,500,000	0.7%
Massachusetts Health & Educational Facilities Authority, 0.15%, Higher Education Bond, Harvard University Project, Series R, 06/01/09 (b)	29,920	29,920,000	1.8%
Massachusetts Health & Educational Facilities Authority, 0.15%, Higher Education Bond, Harvard University Project, Series 00Y, 06/04/09 (b)	25,000	25,000,000	1.5%
Massachusetts Health & Educational Facilities Authority, 0.15%, Higher Education Bond, Wellesley College Project, Series G, 06/01/09 (b)	3,185	3,185,000	0.2%
Michigan - 1.6%
Farmington Hills Hospital Finance Authority, 0.20%, Hospital Revenue Bond, Botsford General Hospital Project, Series A, 06/01/09, LOC: U.S. Bank, N.A. (b)	7,905	7,905,000	0.5%
Kent Hospital Finance Authority, 0.35%, Hospital Revenue Bond, Spectrum Health System Project, Series C, 06/03/09, LOC: Bank of New York (b)	7,200	7,200,000	0.4%
Michigan Higher Education Facilities Authority, 0.25%, Higher Education Bond, Albion College Project, Series 06, 06/04/09, LOC: J.P. Morgan Chase Bank (b)	10,200	10,200,000	0.6%
Michigan Hospital Finance Authority, 0.25%, Hospital Revenue Bond, Henry Ford Health System Project, Series 07, 06/03/09, LOC: J.P. Morgan Chase Bank (b)	1,490	1,490,000	0.1%
Minnesota - 1.1%
Minneapolis, 0.27%, Hospital Revenue Bond, Fairview Health Services Project, Series D, 06/03/09, LOC: Wells Fargo Bank, N.A. (b)	2,300	2,300,000	0.1%
Minneapolis, 0.16%, Hospital Revenue Bond, Fairview Health Services Project, Series E, 06/03/09, LOC: Wells Fargo Bank, N.A. (b)	7,000	7,000,000	0.4%
Minneapolis & St. Paul Housing & Redevelopment Authority, 0.14%, Hospital Revenue Bond, Allina Health System Project, Series C-1, 06/04/09, LOC: Wells Fargo Bank, N.A. (b)	5,000	5,000,000	0.3%
Minnesota, GO, 5.00%, Series 04, 11/01/09	5,000	5,084,150	0.3%
Mississippi - 0.9%
Jackson County, 0.22%, IDRB, Chevron USA Inc. Project, Series 93, 06/01/09 (b)	2,295	2,295,000	0.1%
Mississippi Business Finance Commission, 0.22%, IDRB, Chevron USA Inc. Project, Series 07A, 06/01/09 (b)	8,400	8,400,000	0.5%
Mississippi Business Finance Corporation, 0.30%, IDRB, D'Iberville Promenade Shopping Center Project, 06/04/09, LOC: Wachovia Bank, N.A. (b)	5,000	5,000,000	0.3%
Missouri - 1.6%
Bi-State Development Agency Missouri - Illinois Metropolitan District, 0.25%, IDRB, Metrolink Project, Series A, 06/03/09, LOC: J.P. Morgan Chase Bank (b)	2,500	2,500,000	0.2%
Independence Industrial Development Authority, 0.35%, IDRB, Groves and Graceland Project, Series 97A, 06/04/09, LOC: Bank of America, N.A. (b)	1,110	1,110,000	0.1%
Missouri Health & Educational Facilities Authority, 0.33%, Hospital Revenue Bond, Deaconess Long Term Care Project, Series A, 06/04/09, LOC: Bank One, N.A. (b)	5,680	5,680,000	0.3%
Missouri Health & Educational Facilities Authority, 0.32%, Hospital Revenue Bond, Lutheran Senior Services Project, Series 00, 06/03/09, LOC: U.S. Bank, N.A. (b)	5,625	5,625,000	0.3%
Missouri Health & Educational Facilities Authority, 0.35%, Hospital Revenue Bond, Truman Medical Center Inc. Project, Series 05, 06/04/09, LOC: Bank of America, N.A. (b)	1,200	1,200,000	0.1%
Missouri Highways & Transit Commission, 0.30%, Transportation Revenue Bond, Series 05B-1, 06/03/09, LOC: State Street Bank & Trust Co. (b)	3,775	3,775,000	0.2%
St. Joseph Industrial Development Authority, 0.20%, Hospital Revenue Bond, Heartland Regional Medical Center Project, Series A, 06/03/09, LOC: U.S. Bank, N.A. (b)	6,000	6,000,000	0.4%
Nevada - 1.5%
Las Vegas, GO, 0.14%, Series 06C, 06/01/09, LOC: Lloyds TSB Bank (b)	24,850	24,850,000	1.5%
New Jersey - 2.6%
New Jersey, 3.00%, Tax & Revenue Anticipation Notes, Series 09A, 06/25/09	20,000	20,016,251	1.2%
New Jersey Economic Development Authority, 0.25%, Hospital Revenue Bond, Cooper Health System Project, Series A, 06/04/09, LOC: TD Bank, N.A. (b)	6,400	6,400,000	0.4%
New Jersey Health Care Facilities Financing Authority, 0.25%, Virtua Health Inc. Project, Series D, 06/04/09, LOC: TD Bank, N.A. (b)	3,100	3,100,000	0.2%
New Jersey Turnpike Authority, 0.07%, Transportation Revenue Bond, Series 09D, 06/04/09, LOC: Bank of Nova Scotia (b)	1,300	1,300,000	0.1%
Rutgers, The State University of New Jersey, 0.15%, Higher Education Bond, Series 09G, 06/01/09, BPA: U.S. Bank, N.A. (b)	11,100	11,100,000	0.7%
New Mexico - 1.6%
Farmington, 0.34%, Hospital Revenue Bond, San Juan Regional Medical Center Project, Series 04B, 06/04/09, LOC: Bank of Nova Scotia (b)	9,500	9,500,000	0.6%
New Mexico Finance Authority, 0.32%, Subordinate Lien Revenue Bonds, Series B-1, 06/04/09, LOC: State Street Bank & Trust Co. (b)	16,435	16,435,000	1.0%
New York - 7.0%
Long Island Power Authority, 0.50%, Subordinate Lien Revenue Bonds, Series 02-2A, 06/03/09, LOC: Westdeutsche Landesbank (b)	18,650	18,650,000	1.1%
Nassau Health Care Corporation, 0.10%, Series B-2, 06/04/09, LOC: TD Bank, N.A. (b)	5,720	5,720,000	0.3%
New York City Health & Hospital Corporation, 0.23%, Hospital Revenue Bond, HHC Capital Corporation Project, Series D, 06/03/09, LOC: J.P. Morgan Chase Bank (b)	5,000	5,000,000	0.3%
New York City Industrial Development Agency, 0.30%, IDRB, FC Hanson Office Associates Project, 06/04/09, LOC: ING Bank NV (b)	7,800	7,800,000	0.5%
New York City Transitional Finance Authority, 1.50%, Series C, 06/01/09, BPA: Bayerische Landesbank (b)	29,700	29,700,000	1.8%
New York City Transitional Finance Authority, 0.25%, Recovery Bonds, Series 03 1-D, 06/01/09, BPA: Landesbank Hessen-Thueringen (b)	4,800	4,800,000	0.3%
New York City Trust for Cultural Resources, 0.18%, Lincoln Center for the Performing Arts, Inc. Project, Series 08B-1, 06/03/09, LOC: U.S. Bank, N.A. (b)	3,750	3,750,000	0.2%
New York Dormitory Authority, 0.25%, Higher Education Bond, City University of New York Project, Series D, 06/04/09, LOC: TD Bank, N.A. (b)	6,500	6,500,000	0.4%
New York Dormitory Authority, 0.30%, Higher Education Bond, Court Facilities Lease Project, Series B, 06/03/09, LOC: Bayerische Landesbank (b)	3,700	3,700,000	0.2%
New York Dormitory Authority, 0.19%, Higher Education Bond, New York Public Library Project, Series A, 06/03/09, LOC: TD Bank, N.A. (b)	7,610	7,610,000	0.5%
New York Housing Development Corporation, 0.40%, MFHRB, The Crest Project, Series A, 06/03/09, LOC: Landesbank Hessen-Thueringen (b)	1,200	1,200,000	0.1%
New York Metropolitan Transportation Authority, 0.22%, Series G-2, 06/01/09, LOC: BNP Paribas (b)	1,200	1,200,000	0.1%
Triborough Bridge & Tunnel Authority, 0.50%, Transportation Revenue Bond, Series 05B-4, 06/04/09, BPA: Landesbank Baden Wurttenburg (b)	11,455	11,455,000	0.7%
TSASC Inc., 6.38%, Series 1, 07/15/39 (b)	7,405	7,526,984	0.5%
North Carolina - 3.6%
North Carolina Capital Facilities Finance Agency, 0.35%, EFRB, Greensboro Day School Project, 06/04/09, LOC: Bank of America, N.A. (b)	3,295	3,295,000	0.2%
North Carolina Capital Facilities Finance Agency, 0.35%, Higher Education Bond, Elon University Project, Series 01C, 06/03/09, LOC: Bank of America, N.A. (b)	5,700	5,700,000	0.3%
North Carolina Capital Facilities Finance Agency, 0.35%, Higher Education Bond, Pfeiffer University Project, Series 06, 06/04/09, LOC: Bank of America, N.A. (b)	9,820	9,820,000	0.6%
North Carolina Educational Facilities Finance Agency, 0.35%, EFRB, Ravenscroft School Inc. Project, Series 00, 06/04/09, LOC: Wachovia Bank, N.A. (b)	6,400	6,400,000	0.4%
North Carolina Educational Facilities Finance Agency, 0.35%, Higher Education Bond, Queens College Project, Series 99A, 06/04/09, LOC: Bank of America, N.A. (b)	1,100	1,100,000	0.1%
North Carolina, GO, 0.15%, Public Improvement Project, Series 02E, 06/03/09, BPA: Landesbank Hessen-Thueringen (b)	3,100	3,100,000	0.2%
North Carolina Medical Care Commission, 0.20%, Higher Education Bond, Wake Forest University Project, Series B, 06/04/09, LOC: Branch Banking & Trust (b)	16,000	16,000,000	1.0%
North Carolina Medical Care Commission, 0.22%, Hospital Revenue Bond, University Health Systems of Eastern Carolina Project, Series B-1, 06/03/09, LOC: Branch Banking & Trust (b)	2,800	2,800,000	0.2%
North Carolina Medical Care Commission, 0.32%, Hospital Revenue Bond, University Health Systems of Eastern Carolina Project, Series B-2, 06/03/09, LOC: Branch Banking & Trust (b)	5,200	5,200,000	0.3%
North Carolina Ports Authority, 0.27%, Transportation Revenue Bond, Series 08, 06/04/09, LOC: Branch Banking & Trust (b)	5,000	5,000,000	0.3%
Ohio - 2.1%
Cleveland, 0.34%, Airport Facilities Revenue Bond, Series 08D, 06/04/09, LOC: U.S. Bank, N.A. (b)	3,850	3,850,000	0.2%
Cleveland, 0.15%, Series 09R, 06/04/09, LOC: BNP Paribas (b)	3,000	3,000,000	0.2%
Columbus, 0.15%, Series 08B, 06/04/09 (b)	6,530	6,530,000	0.4%
Franklin County, 0.22%, Hospital Revenue Bond, Grant Medical Center Project, Series 96A, 06/04/09, LOC: U.S. Bank, N.A. (b)	2,205	2,205,000	0.1%
Hamilton County, 0.20%, Hospital Revenue Bond, Elizabeth Gamble Deaconess Home Project, Series B, 06/04/09, LOC: J.P. Morgan Chase Bank (b)	10,892	10,892,000	0.7%
Ohio Building Authority, 3.00%, Juvenille Corrections Project, Series A, 10/01/09	6,385	6,430,254	0.4%
Salem, 0.30%, Hospital Revenue Bond, Salem Community Hospital Project, Series 05, 06/04/09, LOC: J.P. Morgan Chase Bank (b)	2,365	2,365,000	0.1%
Oklahoma - 0.3%
University Hospitals Trust, 0.35%, Hospital Revenue Bond, Series A, 06/03/09, LOC: Bank of America, N.A. (b)	5,000	5,000,000	0.30%
Oregon - 1.3%
Clackamas County Hospital Facility Authority, 0.22%, Hospital Revenue Bond, Legacy Health System Project, Series C, 06/03/09, LOC: U.S. Bank, N.A. (b)	4,700	4,700,000	0.3%
Oregon Facilities Authority, 0.20%, PeaceHealth Project, Series 08B, 06/04/09, LOC: U.S. Bank, N.A. (b)	3,650	3,650,000	0.2%
Oregon Facilities Authority, 0.20%, PeaceHealth Project, Series 08C, 06/04/09, LOC: Wells Fargo Bank, N.A. (b)	5,000	5,000,000	0.3%
Oregon Facilities Authority, 0.20%, PeaceHealth Project, Series 08D, 06/04/09, LOC: Wells Fargo Bank, N.A. (b)	4,400	4,400,000	0.3%
Oregon Health Housing Educational & Cultural Facilities Authority, 0.20%, Sacred Heart Medical Center Project, Series 98A, 06/04/09, LOC: U.S. Bank, N.A. (b)	4,000	4,000,000	0.2%
Pennsylvania - 5.3%
Delaware County Industrial Development Authority, 0.16%, United Parcel Services Inc. Project, 06/01/09 (b)	16,600	16,600,000	1.0%
Lower Merion School District, 0.30%, Series 09B, 06/04/09, LOC: U.S. Bank, N.A. (b)	2,600	2,600,000	0.2%
Moon Industrial Development Authority, 0.43%, Providence Point Project, Series 07, 06/04/09, LOC: Bank of Scotland (b)	41,780	41,780,000	2.6%
Philadelphia Authority for Industrial Development, 0.30%, IDRB, Girard Estate Project, Series 02, 06/04/09, LOC: J.P. Morgan Chase Bank (b)	11,200	11,200,000	0.7%
Philadelphia Authority for Industrial Development, 0.35%, IDRB, Pennsylvania Academy of the Fine Arts Project, 06/04/09, LOC: Wachovia Bank, N.A. (b)	8,000	8,000,000	0.5%
Philadelphia School District, 0.30%, Series 09C, 06/04/09, LOC: TD Bank, N.A. (b)	3,000	3,000,000	0.2%
Ridley School District, 0.34%, Series 09, 06/04/09, LOC: TD Bank, N.A. (b)	2,000	2,000,000	0.1%
Rhode Island - 0.2%
Rhode Island Health & Educational Building Corporation, 0.35%, Hospital Revenue Bond, Thundermist Health Center Project, Series 04, 06/03/09, LOC: Bank of America, N.A. (b)	3,155	3,155,000	0.2%
South Carolina - 0.8%
South Carolina Educational Facilities Authority, 0.50%, Higher Education Bond, Coker College Project, 06/04/09, LOC: Wachovia Bank, N.A. (b)	7,310	7,310,000	0.5%
South Carolina Jobs, Economic Development Authority, 0.22%, AnMed Health Project, Series A, 06/03/09, LOC: Branch Banking & Trust (b)	3,000	3,000,000	0.2%
South Carolina Jobs, Economic Development Authority, 0.35%, IDRB, Community YMCA Rock Hill Project, Series 04, 06/04/09, LOC: Bank of America, N.A. (b)	1,440	1,440,000	0.1%
Tennessee - 2.3%
Blount County Public Building Authority, 0.34%, Public Improvement Project, Series E5-B, 06/03/09, LOC: Branch Banking & Trust (b)	31,400	31,400,000	1.9%
Blount County Public Building Authority, 0.34%, Public Improvement Project, Series E8-A, 06/03/09, LOC: Branch Banking & Trust (b)	4,925	4,925,000	0.3%
Chattanooga Health Educational & Housing Facility Board, 0.35%, Higher Education Bond, Southern Adventist University Project, Series 03, 06/04/09, LOC: Bank of America, N.A. (b)	1,115	1,115,000	0.1%
Texas - 5.5%
Capital Area Cultural Education Facilities Finance Corporation, 0.50%, EFRB, Summit Christian Academy Project, 06/04/09, LOC: Wachovia Bank, N.A. (b)	5,000	5,000,000	0.3%
Houston Higher Education Finance Corporation, 0.25%, Higher Education Bond, Rice University Project, Series A, 06/01/09 (b)	49,000	49,000,000	3.0%
Splendora Higher Education Facilities Corporation, 0.35%, Higher Education Bond, Fellowship Christian Project, Series 01, 06/04/09, LOC: Bank of America, N.A. (b)	1,010	1,010,000	0.1%
Texas, GO, 3.00%, Tax & Revenue Anticipation Notes, 08/28/09	25,400	25,522,288	1.6%
Univeristy of Texas, 0.10%, Higher Education Bond, Series 08A, 06/04/09 (b)	6,000	6,000,000	0.4%
University of Texas, 0.07%, Higher Education Bond, Series B, 06/04/09 (b)	1,965	1,965,000	0.1%
Vermont - 0.1%
Vermont Educational & Health Buildings Financing Agency, 0.28%, EFRB, Brattleboro Memorial Hospital Project, Series A, 06/01/09, LOC: TD Bank, N.A. (b)	1,800	1,800,000	0.1%
Virginia - 1.9%
Albermarle County Economic Development Authority, 0.20%, Hospital Revenue Bond, Martha Jefferson Hospital Project, Series B, 06/04/09, LOC: Branch Banking & Trust (b)	6,000	6,000,000	0.4%
Alexandria Industrial Development Authority, 0.37%, IDRB, National Society of Black Engineers Project, Series 05, 06/04/09, LOC: Bank of America, N.A. (b)	2,725	2,725,000	0.2%
Henrico County Economic Development Authority, 0.27%, Hospital Revenue Bond, Westminster Canterbury Project, Series B, 06/04/09, LOC: Branch Banking & Trust (b)	2,725	2,725,000	0.2%
James City County Economic Development Authority, 0.35%, IDRB, United Methodist Homes, Series 07C, 06/04/09, LOC: LaSalle Bank, N.A. (b)	4,800	4,800,000	0.3%
Newport News Industrial Development Authority, 0.35%, Higher Education Bond, Christopher Newport University Project, 06/04/09, LOC: Wachovia Bank, N.A. (b)	4,000	4,000,000	0.2%
Norfolk Redevelopment & Housing Authority, 0.35%, IDRB, E2F Student Housing I, LLC Project, 06/04/09, LOC: Bank of America, N.A. (b)	2,485	2,485,000	0.2%
Prince William County, 0.24%, Series B, 06/03/09, LOC: Wachovia Bank, N.A. (b)	3,575	3,575,000	0.2%
Virginia College Building Authority, 0.80%, Higher Education Bond, University of Richmond Project, Series A, 03/01/39 (b)	3,085	3,085,000	0.2%
Washington - 2.7%
King County, 0.75%, Series 01A, 06/03/09, LOC: Landesbank Hessen-Thueringen (b)	2,100	2,100,000	0.1%
Washington Economic Development Finance Authority, 0.30%, IDRB, Seadrunar Recycling Project, Series 00E, 06/04/09, LOC: U.S. Bank, N.A. (b)	1,915	1,915,000	0.1%
Washington Health Care Facilities Authority, 0.20%, Hospital Revenue Bond, PeaceHealth Project, Series 08B, 06/04/09, LOC: Wells Fargo Bank, N.A. (b)	7,000	7,000,000	0.4%
Washington Health Care Facilities Authority, 0.20%, Hospital Revenue Bond, Swedish Health Services Project, Series B, 06/03/09, LOC: U.S. Bank, N.A. (b)	4,000	4,000,000	0.2%
Washington Higher Education Facilities Authority, 0.35%, Higher Education Bond, Bastyr University Project, Series 05, 06/04/09, LOC: U.S. Bank, N.A. (b)	11,640	11,640,000	0.7%
Washington Housing Finance Commission, 0.40%, Hearthstone Project, 06/04/09, LOC: Bank of America, N.A. (b)	3,080	3,080,000	0.2%
Washington Housing Finance Commission, 0.45%, Rockwood Retirement Community Project, Series 02, 06/01/09, LOC: Wells Fargo Bank, N.A. (b)	7,000	7,000,000	0.4%
Washington Housing Finance Commission, 0.30%, Villa Academy Project, Series 07, 06/04/09, LOC: U.S. Bank, N.A. (b)	7,070	7,070,000	0.4%
Washington Housing Finance Commission, 0.33%, YMCA of Greater Seattle Project, Series 07, 06/04/09, LOC: Bank of America, N.A. (b)	3,000	3,000,000	0.2%
West Virginia - 1.0%
West Virginia Hospital Finance Authority, 0.22%, Hospital Revenue Bond, Cabell Huntington Hospital Project, Series B, 06/04/09, LOC: Branch Banking & Trust (b)	8,475	8,475,000	0.5%
West Virginia Hospital Finance Authority, 0.20%, Hospital Revenue Bond, Charleston Area Medical Center Project, Series 08A, 06/03/09, LOC: Branch Banking & Trust (b)	8,500	8,500,000	0.5%
Wisconsin - 1.3%
University Hospitals & Clinics Authority, 0.35%, Hospital Revenue Bond, Series 09A, 06/04/09, LOC: U.S. Bank, N.A. (b)	4,870	4,870,000	0.3%
University Hospitals & Clinics Authority, 0.30%, Hospital Revenue Bond, Series B, 06/04/09, LOC: U.S. Bank, N.A. (b)	2,450	2,450,000	0.1%
Wisconsin Center District, 0.35%, Series 01A, 06/03/09, LOC: U.S. Bank, N.A. (b)	10,100	10,100,000	0.6%
Wisconsin Health & Educational Facilities Authority, 0.25%, Hospital Revenue Bond, Gundersen Lutheran Project, Series 08B, 06/04/09, LOC: Wells Fargo Bank, N.A. (b)	5,000	5,000,000	0.3%
Total notes, bonds & variable rate demand notes (cost $1,514,527,418)		1,514,527,418	92.4%
Commercial paper - 6.3%
Massachusetts - 0.8%
Massachusetts Development Finance Agency, 0.60%, Harvard University Project, Series E, 06/26/09	12,627	12,627,000	0.8%
Michigan - 1.3%
Michigan Building Authority, 0.70%, 06/04/09, LOC: Bank of New York and State Street Bank & Trust Co.	21,400	21,400,000	1.3%
North Carolina - 0.2%
North Carolina Capital Facilities Finance Agency, 0.30%, Duke University Project, 07/17/09	3,860	3,860,000	0.2%
Texas - 4.0%
Texas Public Finance Authority, 0.57%, 08/14/09	9,000	9,000,000	0.6%
University of Texas Board of Regents, 0.20%, 06/03/09	25,000	25,000,000	1.5%
University of Texas Board of Regents, 0.15%, 06/04/09	15,000	15,000,000	0.9%
University of Texas Board of Regents, 0.20%, 06/05/09	16,605	16,605,000	1.0%
Total commercial paper (cost $103,492,000)		103,492,000	6.3%
Total investment portfolio (cost $1,618,019,418) (c)		1,618,019,418	98.7%
Other assets and liabilities, net		21,313,729	1.3%
Net assets		$ 1,639,333,147	100.0%

(a) Earlier of the maturity date or the put date. (b) Floating rate notes are securities that generally are payable on demand within seven calendar days. Put bonds are securities that can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities, the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio. (c) The aggregate identified cost for federal income tax is the same.

BPA - Bond Purchase Agreement.
EFRB - Educational Facilities Revenue Bond.
GO - General Obligation.
IDRB - Industrial Development Revenue Bond.
LOC - Credit enhancement provided by letter of credit issued by noted institution.
MFHRB - Multi-Family Housing Revenue Bond.

NOTE 1 | Organization and Investment Objective Effective May 1, 2009, Heritage Cash Trust changed its name to Eagle Cash Trust (the “Trust”). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund and the Municipal Money Market Fund.

•	The Money Market Fund seeks to achieve maximum current income consistent with stability of principal.
•	The Municipal Money Market Fund seeks to achieve maximum current income exempt from federal income tax consistent with stability of principal.

Class offerings The Trust offers Class A shares to the public. In addition, the Money Market Fund offers Class C shares to the public. No class of shares is subject to front end sales charges, but when redeemed, may be subject to a contingent deferred sales charge (“CDSC”) if they were acquired through an exchange from another Eagle mutual fund.

NOTE 2 | Significant Accounting Policies

Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The Trust uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates market value.

The Trust adopted FASB Statement of Financial Accounting Standards No. 157 (“FAS 157), Fair Value Measurements, effective September 1, 2008. FAS 157 establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosure about fair value measurements that are relevant to a mutual fund’s value. Eagle has concluded that the adoption of FAS 157 has not had a material impact on the funds’ financial statements.

Various inputs are used in determining the value of each fund’s investments. FAS 157 establishes a three level hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three levels are defined below:

Level 1 – Valuations based on quoted prices for identical securities in active markets,

Level 2 – Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active, and

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value each fund’s investments as of May 31, 2009.

The Money Market Fund

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities	$ -	$ 4,559,760,293	$ -	$ 4,559,760,293
Total Assets	$ -	$ 4,559,760,293	$ -	$ 4,559,760,293

The Municipal Money Market Fund

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities	$ -	$ 1,618,019,418	$ -	$ 1,618,019,418
Total Assets	$ -	$ 1,618,019,418	$ -	$ 1,618,019,418

Repurchase agreements (applies to the Money Market Fund only) The Money Market Fund enters into repurchase agreements whereby the fund, through its custodian or another qualified custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Revenue recognition Investment security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis.

Expenses The Trust is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Eagle mutual funds based upon methods approved by the Board of Trustees (the “Board”). In the Money Market Fund, expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class. Other expenses of the Money Market Fund are allocated to each class of shares based upon their relative percentage of net assets.

Class allocations (applies to the Money Market Fund only) Each class of shares has equal rights as to earnings and assets. Income, expenses (other than expenses attributable to a specific class), and realized and/or unrealized gains or losses on investments are allocated to each class of shares based on its relative percentage of net assets.

Distribution of income and gains Distributions of net investment income and net realized gains available for distribution are declared daily and paid monthly. The Trust uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

NOTE 3 | U.S. Treasury Guarantee Program The Board has elected to extend the Trust’s participation in the U.S. Treasury Temporary Guarantee Program (the “Program”) for money market funds through September 18, 2009 (“Second Extension Period”). Under the Program, the Treasury guarantees to investors in participating money market funds that they will receive payments with a total value of $1.00 for each money market fund share held as of the close of business on September 19, 2008 if the fund’s net asset value (“NAV”) per share falls below $0.995 (“Guarantee Event”) as described herein. Recovery under the Program is subject to certain conditions and limitations, including those discussed herein.

Each fund in the Trust paid a fee equal to 0.010% of its net assets as of September 19, 2008 to participate in the Program through the initial term ended December 18, 2008, a fee equal to 0.015% of its net assets as of September 19, 2008 to participate in an extension period ended April 30, 2009 and a fee equal to 0.015% of its net assets as of September 19, 2008 to participate in the Second Extension Period ending September 18, 2009. Such fees are not subject to any expense limitation or reimbursement agreement.

The Program provides coverage to shareholders of the participating fund for amounts that they held in the fund as of the close of business on September 19, 2008. Any increase in the number of shares of the fund held in the account after the close of business on September 19, 2008 will not be guaranteed. Any purchase of shares of the fund for a new account after the close of business on September 19, 2008 will not be guaranteed. If the number of shares held in the account fluctuates over the period, shareholders will be covered up to the lesser of the shares held on September 19, 2008 or the date of the Guarantee Event. If a shareholder covered by the Program closes his or her account and then subsequently opens a new account in the fund, that new account would not be covered by the Program.

In order to recover under the Program, a Guarantee Event must occur during the term of the Program. The Treasury does not have the authority to extend the Program beyond the Second Extension Period.

Recovery under the Program requires a participating fund to liquidate if there is a Guarantee Event and such Guarantee Event is not cured. For shares covered by the guarantee, any difference between the amount received by a shareholder (in cash or through in-kind distributions) in connection with the liquidation and $1.00 per share will be covered under the Program.

Guarantee payments under the Program will not exceed the amount available within the Treasury’s Exchange Stabilization Fund (“ESF”) on the date of payment. Currently, ESF assets are approximately $50 billion.

NOTE 4 | New accounting pronouncements In March 2008, FASB issued its new Standard No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance, and cash flows. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008. The Manager is currently evaluating the application of FAS 161 and its impact on the funds’ financial statements.

Item 2. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Eagle Cash Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)

There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 of Eagle Cash Trust that occurred during the most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Eagle Cash Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: July 28, 2009	EAGLE CASH TRUST /s/ Mathew J. Calabro Mathew J. Calabro Principal Executive Officer

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 28, 2009	EAGLE CASH TRUST /s/ Mathew J. Calabro Mathew J. Calabro Principal Executive Officer

Date: July 28, 2009	/s/ Andrea N. Mullins Andrea N. Mullins Principal Financial Officer